Investment Strategy	Oct. 31, 2025
Olstein All Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are significantly undervalued. OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow. Future free cash flow represents the cash that a company is able to generate from operations after any required investment to maintain or expand its asset base (i.e., after required capital expenditures and working capital needs).
When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets. When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business. OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow. OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.
OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.
The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short-term strategies or being an attractive acquisition target.
The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth, value, cyclical, or any other category. OCM’s assessment of a company’s intrinsic value relative to its market price is the key determinant influencing all investment decisions. The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts (“ADRs”) and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts (“ADRs”) and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.
Olstein Strategic Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks of small- and mid-sized companies (“small-cap” or “mid-cap” stocks) that OCM believes are selling at a significant discount to private market value. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow. Future free cash flow represents the cash that a company is able to generate from operations after any required investment to maintain or expand its asset base (i.e., after required capital expenditures and working capital needs). For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of September 30, 2025, the Index’s weighted average market capitalization was approximately $8.81 billion and the largest company in the Index had a market capitalization of approximately $32.29 billion).
OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business.
When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets. When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business. OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow. OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.
OCM believes that the management of small- to mid-sized companies face unique strategic choices, challenges, and problems, often as a result of the company’s size or expectations for growth. OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its expected growth, negative information regarding its industry, or negative overall market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change negative perceptions of the company.
The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.
The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts (“ADRs”) and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts (“ADRs”) and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.